Provisions - Summary of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Beginning Balance	€ 4,384	€ 3,946
Arising during the year	4,462	985
Utilized	(745)	(46)
Unused amounts reversed	(4,696)	(392)
Exchange rate difference	94	(109)
Ending Balance	3,499	4,384
Current	0	0
Non-current	3,499	4,384
Provision For Warranty
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,061	1,141
Arising during the year	65	52
Utilized	0	0
Unused amounts reversed	(65)	(134)
Exchange rate difference	0	2
Ending Balance	1,061	1,061
Current	0	0
Non-current	1,061	1,061
Decommissioning
Disclosure Of Other Provisions [Line Items]
Beginning Balance	523	548
Arising during the year	23	23
Utilized	0	0
Unused amounts reversed	0	0
Exchange rate difference	45	(48)
Ending Balance	591	523
Current	0	0
Non-current	591	523
Provision For Legal and Sundry Risks
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,664	1,259
Arising during the year	4,235	772
Utilized	(745)	(46)
Unused amounts reversed	(4,631)	(258)
Exchange rate difference	49	(63)
Ending Balance	572	1,664
Current	0	0
Non-current	572	1,664
Provision For Agents and Directors Severance Indemnity
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,136	998
Arising during the year	139	138
Utilized	0	0
Unused amounts reversed	0	0
Exchange rate difference	0	0
Ending Balance	1,275	1,136
Current	0	0
Non-current	€ 1,275	€ 1,136